FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 236,193	$ 231,370	$ 223,329
Amounts due from banks	20,688	20,285	18,111
Receivables from securities financing transactions measured at amortized cost	110,161	101,784	118,302
Cash collateral receivables on derivative instruments	45,478	38,994	43,959
Loans and advances to customers	653,195	603,233	587,347
Other financial assets measured at amortized cost	72,546	66,864	59,279
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	236,200	231,400	223,300
Amounts due from banks	20,700	20,300	18,100
Receivables from securities financing transactions measured at amortized cost	110,200	101,800	118,300
Cash collateral receivables on derivative instruments	45,500	39,000	44,000
Loans and advances to customers	649,300	597,100	582,400
Other financial assets measured at amortized cost	$ 71,300	$ 65,400	$ 57,500